Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2025
Trade And Other Receivables
Schedule of trade and other receivables

	2025	2025	2024
	US$	S$	S$

Trade receivables:
- third parties	2,154,300	2,740,055	2,133,573
Less: Allowance for expected credit loss	(462,593)	(588,373)	(460,413)
	1,691,707	2,151,682	1,673,160
Deposits	5,324,813	6,772,629	90,252
Prepayments	338,679	430,767	28,163
Other receivables:
- third parties	105,502	134,188	213,644
	7,460,701	9,489,266	2,005,219

Schedule of movement in allowance for expected credit losses

The movement in allowance for expected credit losses of trade receivables computed based on lifetime ECL was as follows:

	2025	2025	2024
	US$	S$	S$

Beginning of financial year	361,988	460,413	465,986
Allowance for expected credit losses	217,863	277,101	50,168
Less: Reversal of allowance for expected credit losses	(117,258)	(149,141)	(55,741)
End of financial year	462,593	588,373	460,413